Exceptional items (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Exceptional items
Cost of sales	$ 1,139	$ 826	$ 2,139	$ 1,616
Sales, general and administration expenses	57	51	117	103
Net finance (income)/expense	(40)	22	(63)	171
Exceptional income tax charge/(credit)	12	27	19	10
Exceptional items.
Exceptional items
Start-up related and other costs	16	5	30	8
Cost of sales	16	5	30	8
Transaction related and other costs	4	7	8	10
Sales, general and administration expenses	4	7	8	10
Net finance (income)/expense	(74)	(6)	(125)	51
Exceptional income tax charge/(credit)	(4)	1	(6)	(9)
Total exceptional items, net of tax	$ (58)	$ 7	$ (93)	$ 60